Consolidated Comprehensive Income Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Tax on unrealized gain (loss) on hedging activities	$ 4,755	$ 74	$ 188
Tax on net pension liability adjustment	$ 3,215	$ (259)	$ 1,382